CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities
Net loss	$ (77,799,000)	$ (8,130,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Private Warrants	(32,095,000)	0
Deferred income tax provision	539,000	0
Depreciation and amortization	7,791,000	66,000
Stock-based compensation expense	31,248,000	108,000
Rent payments in excess of rent expense	(72,000)	0
Interest accrual with a related party	0	50,000
Amortization of development fee with a related party	0	(405,000)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	259,000	0
Inventories, net	(800,000)	(277,000)
Prepaid expenses and other current assets	(2,752,000)	(292,000)
Other assets, net	(10,486,000)	(2,000)
Accounts payable	811,000	1,347,000
Accrued expenses	1,575,000	1,282,000
Other current liabilities	(178,000)	(4,000)
Other non-current liabilities	617,000	0
Net cash used in operating activities	(81,342,000)	(6,257,000)
Investing Activities
Purchases of property and equipment	(112,903,000)	(11,149,000)
Purchases of property and equipment from a related party	(122,911,000)	0
Cost of acquisition, net of cash acquired	(9,756,000)	0
Investment in unconsolidated entity	(5,000,000)	0
Advances on equipment	0	(15,000)
Net cash used in investing activities	(250,570,000)	(11,164,000)
Financing Activities
Proceeds from debt to a related party	0	32,000,000
Proceeds from Business Combination and PIPE shares, net	448,500,000	0
Proceeds from debt	95,709,000	0
Debt issuance costs	(1,046,000)	0
Payments on financing obligation to a related party	(2,088,000)	0
Proceeds from stock options exercised	35,000	32,000
Proceeds from exercise of warrants	95,000	0
Payments of withholding taxes on restricted stock unit conversions	(2,341,000)	0
Issuance of preferred stock, net	0	32,949,000
Other financing activities	(37,000)	0
Net cash provided by financing activities	538,827,000	64,981,000
Change in cash and cash equivalents	206,915,000	47,560,000
Cash and Cash Equivalents (including Restricted Cash)
Beginning of period	21,909,000	6,031,000
End of period	228,824,000	53,591,000
Non-cash Activities:
Fixed assets purchases in accounts payable	14,170,000	0
Fixed assets purchases in accrued liabilities	8,331,000	0
Operating lease right-of-use assets and liabilities	$ 1,055,000	$ 376,000